Notes Payable and Other Long-Term Debt - Schedule of Notes Payable and Other Long-Term Debt (Detail) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012
Debt Instrument [Line Items]
Notes payable and other long-term debt	$ 24,506,506	$ 17,980,515	$ 17,024,787
Less: Current portion	(767,091)	(767,091)	(767,092)
Notes payable and other long-term debt	23,739,415	17,213,424	16,257,695
Revolving credit facility [Member]
Debt Instrument [Line Items]
Long-Term Credit Facility	17,049,612	8,601,189	7,159,159
Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Notes Payable	8,000,000	10,000,000	10,000,000
Less: Original Issue Discount (net)	(849,412)	(899,700)	(1,081,739)
Less: Debt Issuance Costs (net)	(460,785)	(488,065)	(586,816)
Total Caltius Senior Subordinated Notes (net)	6,689,803	8,612,235	8,331,445
DBA Distribution Services, Inc. [Member]
Debt Instrument [Line Items]
Notes payable and other long-term debt	$ 767,091	$ 767,091	$ 1,534,183